Segment Information and Sales to Significant Customers (Tables)	12 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

	Year Ended September 30,
	2022	2021	2020
Revenue
North America (mainly United States)	$3,100,038	$2,791,472	$2,720,911
Europe	582,192	622,780	613,751
Rest of the world	894,467	874,388	834,377

Total	$4,576,697	$4,288,640	$4,169,039

Summary of Long-Lived Assets by Geographic Area

	As of September 30,
	2022	2021
Long-lived Assets(1)

Europe	$153,021	$182,746
North America	88,049	94,149
Rest of the world:
Israel(2)	490,694	358,329
India	49,487	48,326
Others	13,036	15,218

Total	$794,287	$698,768

(1)	Property and equipment, net.
(2)	For more details, please see also N ote 2.

Revenue by Nature of Activities
Revenue by nature of activities

	Year Ended September 30,
	2022	2021	2020

Managed services arrangements	$2,755,486	$2,546,330	$2,398,691
Others	1,821,211	1,742,310	1,770,348

Total	$4,576,697	$4,288,640	$4,169,039

Summary Sales to Significant Customers
The following table summarizes the percentage of sales to significant customer groups which accounted for at least ten percent of its total revenue in each of fiscal years 2022, 2021 and
2020.

	Year Ended September 30,
	2022	2021	2020
Revenue
Customer 1	26.8%	25.0%	25.8%

Customer 2 ( *)	20.1%	19.1%	12.1%

*	Starting April 1, 2020, following the merger of two significant customers, their respective revenue was consolidated and comprise Customer 2 .